Significant Related Party Transactions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Domestic [member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Collection periods for accounts receivables	month-end 30 days
Domestic [member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Collection periods for accounts receivables	month-end 60 days
Overseas [member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Collection periods for accounts receivables	month-end or net 30 days
Overseas [member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Collection periods for accounts receivables	month-end or net 60 days